COSTS AND EXPENSES BY NATURE (Details) - Schedule of depreciation and amortisation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of depreciation and amortisation expense [Abstract]
Depreciation	$ 1,219,586	$ 1,389,465	$ 1,307,032
Amortization	169,800	80,511	65,596
Total	$ 1,389,386	$ 1,469,976	$ 1,372,628